Related Party Transactions	6 Months Ended
	Sep. 30, 2016	Mar. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions

4.	RELATED PARTY TRANSACTIONS

Greenpro Capital Corp., through its wholly owned subsidiaries (collectively “Greenpro”), is a 19% shareholder in the Company, and provides services to the Company. Pursuant to a consulting agreement, the Company agreed to pay Greenpro $45,000 upon the filing of a registration statement on Form S-1 with the U.S. Securities and Exchange Commission to register shares of the Company’s common stock currently outstanding. On July 14, 2016, the Company filed the Form S-1 and recorded the $45,000 fee due to Greenpro in the accompanying statement of operations for the six months ended September 30, 2016. In addition, the Company is to pay Greenpro $60,000 upon effectiveness of the Form S-1.

5. RELATED PARTY TRANSACTIONS

During the period from October 9, 2015 (Inception) to March 31, 2016, the Company incurred professional fees of $47,726 from Green Pro VC Limited, a company owned by one of the Company’s major shareholder. As of March 31, 2016, $31,500 was due to this Company.

In addition, the Company recorded $252,000 of stock compensation expense related to the sale of shares of common stock sold to an officer and other individuals at a price below market price (see Note 3).